Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 193,734	£ 206,651
Financial assets at fair value through other comprehensive income	78,059	71,836
Loans and advances at amortised cost	346,273	342,747
Debt securities at amortised cost	68,210	56,749
Other assets	4,819	6,192
Total assets	1,518,202	1,477,487	£ 1,513,700
Total
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,295	1,141
Financial assets at fair value through other comprehensive income	5,571	838
Loans and advances at amortised cost	47,151	34,316
Debt securities at amortised cost	24,331	18,487
Other assets	0	130
Total assets	78,348	54,912
Total off-balance sheet notional amounts	37,267	24,547
Maximum exposure to loss	115,615	79,459
Total assets of the entity	320,438	309,509
Total | Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	907
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Other assets	0	0
Total assets	0	907
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	0	907
Total assets of the entity		8,704
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	11,103	8,903
Debt securities at amortised cost	0	0
Other assets	0	38
Total assets	11,103	8,941
Total off-balance sheet notional amounts	11,530	11,947
Maximum exposure to loss	22,633	20,888
Total assets of the entity	41,431	35,439
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	27	38
Financial assets at fair value through other comprehensive income	3,206	638
Loans and advances at amortised cost	36,048	25,413
Debt securities at amortised cost	0	0
Other assets	0	88
Total assets	39,281	26,177
Total off-balance sheet notional amounts	25,737	12,600
Maximum exposure to loss	65,018	38,777
Total assets of the entity	203,723	165,319
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,268	1,103
Financial assets at fair value through other comprehensive income	2,365	200
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	24,331	18,487
Other assets	0	4
Total assets	27,964	19,794
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	27,964	19,794
Total assets of the entity	£ 75,284	£ 108,751